UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-8411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2011

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-41.7%
	Basic Materials-4.3%
138,000	Barrick Gold Corp.	$6,437,700
317,000	Buckeye Technologies, Inc.	7,642,870
88,000	Cabot Corp.	2,180,640
29,000	E.I. du Pont de Nemours & Co.	1,159,130
40,000	FMC Corp.	2,766,400
151,000	Innophos Holdings, Inc.	6,020,370
130,000	Newmont Mining Corp.	8,177,000
336,040	PolyOne Corp.	3,598,988
96,000	PPG Industries, Inc.	6,783,360
14,000	Terra Nitrogen Co. LP	2,022,160

		46,788,618

	Consumer, Cyclical-5.5%
5,000	AutoZone, Inc.*	1,595,950
10,000	Big Lots, Inc.*	348,300
10,000	BJ’s Wholesale Club, Inc.*	512,400
145,200	The Cato Corp., Class A	3,275,712
108,900	DineEquity, Inc.*	4,191,561
60,000	DIRECTV, Class A*	2,535,000
214,070	Dollar Tree, Inc.*	16,078,798
505,000	Ford Motor Co.*	4,883,350
56,730	Jakks Pacific, Inc.	1,075,033
290,000	Macy’s, Inc.	7,632,800
53,500	Moody’s Corp.	1,629,075
110,400	RR Donnelley & Sons Co.	1,558,848
835,200	Sinclair Broadcast Group, Inc., Class A	5,988,384
163,500	Viacom, Inc., Class A	7,906,860

		59,212,071

	Consumer, Non-cyclical-6.7%
248,000	Archer-Daniels-Midland Co.	6,152,880
202,000	Bridgepoint Education, Inc.*	3,522,880
128,600	Corn Products International, Inc.	5,046,264
100,000	Darling International, Inc.*	1,259,000
119,000	Eli Lilly & Co.	4,399,430
190,000	Forest Laboratories, Inc.*	5,850,100
123,000	Fresh Del Monte Produce, Inc.	2,853,600
280,000	Hi-Tech Pharmacal Co., Inc.*	9,408,000
74,140	LifePoint Hospitals, Inc.*	2,716,490
143,000	Merck & Co., Inc.	4,677,530
100,000	Mylan, Inc.*	1,700,000
397,000	Pfizer, Inc.	7,018,960
45,000	Ruddick Corp.	1,754,550
3,400	Seaboard Corp.	6,126,766
75,000	Tupperware Brands Corp.	4,030,500
125,000	UnitedHealth Group, Inc.	5,765,000

		72,281,950

	Energy-4.2%
76,500	Apache Corp.	6,138,360
94,280	Chevron Corp.	8,722,786
93,500	Devon Energy Corp.	5,183,640
99,500	Exxon Mobil Corp.	7,226,685
292,244	HollyFrontier Corp.	7,662,638

45,000	Newfield Exploration Co.*	1,786,050
93,760	Pioneer Southwest Energy Partners LP	2,266,179
271,000	Tesoro Corp.*	5,276,370
54,500	W&T Offshore, Inc.	749,920

		45,012,628

	Financial-5.7%
280,000	Advance America Cash Advance Centers, Inc.	2,060,800
225,000	American Financial Group, Inc.	6,990,750
160,000	AmTrust Financial Services, Inc.	3,561,600
231,000	Annaly Capital Management, Inc., REIT	3,841,530
481,000	Brookfield Office Properties, Inc.	6,623,370
162,000	Capital One Financial Corp.	6,420,060
137,000	CBL & Associates Properties, Inc., REIT	1,556,320
209,000	EZCORP, Inc., Class A*	5,964,860
261,000	FBL Financial Group, Inc., Class A	6,947,820
327,600	First Industrial Realty Trust, Inc., REIT*	2,620,800
68,000	Home Properties, Inc., REIT	3,859,680
69,500	Nelnet, Inc., Class A	1,305,210
59,000	Post Properties, Inc., REIT	2,049,660
311,060	Rent-A-Center, Inc.	8,538,597

		62,341,057

	Industrial-3.6%
288,000	American Axle & Manufacturing Holdings, Inc.*	2,197,440
110,000	Ampco-Pittsburgh Corp.	2,249,500
252,300	CSX Corp.	4,710,441
88,000	Cummins, Inc.	7,186,080
19,200	Deere & Co.	1,239,744
66,000	Eaton Corp.	2,343,000
58,110	Greif, Inc., Class A	2,492,338
3,000	Joy Global, Inc.	187,140
49,700	Littelfuse, Inc.	1,998,437
324,500	Sturm Ruger & Co., Inc	8,430,510
44,000	Timken Co.	1,444,080
151,500	TRW Automotive Holdings Corp.*	4,958,595

		39,437,305

	Technology-5.6%
398,000	Amkor Technology, Inc.*	1,735,280
105,000	Arrow Electronics, Inc.*	2,916,900
92,000	Avnet, Inc.*	2,399,360
14,000	Biogen Idec, Inc.*	1,304,100
271,910	Deluxe Corp.	5,057,526
156,700	Electronics for Imaging, Inc.*	2,110,749
144,260	Hewlett-Packard Co.	3,238,637
146,000	Integrated Silicon Solution, Inc.*	1,140,260
75,000	International Business Machines Corp.	13,127,250
174,000	Intersections, Inc.	2,235,900
62,000	Lexmark International, Inc., Class A*	1,675,860
13,800	Newport Corp.*	149,178
71,840	Northrop Grumman Corp.	3,747,174
18,000	SYNNEX Corp.*	471,600
278,840	Triumph Group, Inc.	13,590,662
239,500	Western Digital Corp.*	6,159,940

		61,060,376

	Utilities-6.1%
115,000	American Electric Power Co., Inc.	4,372,300
240,000	AT&T, Inc.	6,844,800
312,000	BCE, Inc.	11,687,520

177,962	CenturyLink, Inc.	5,894,101
20,000	Chesapeake Utilities Corp.	802,200
100,000	Cleco Corp.	3,414,000
72,840	DTE Energy Co.	3,570,617
58,980	Edison International	2,255,985
106,500	El Paso Electric Co.	3,417,585
125,000	Exelon Corp.	5,326,250
100,000	IDACORP, Inc.	3,778,000
138,500	IDT Corp., Class B	2,825,400
42,000	NorthWestern Corp.	1,341,480
48,800	OGE Energy Corp.	2,332,152
235,000	Portland General Electric Co.	5,567,150
845,000	Vonage Holdings Corp.*	2,197,000

		65,626,540

TOTAL COMMON STOCKS (Cost $430,065,204)		451,760,545

CLOSED-END FUNDS-0.1%
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	184,460
50,000	Nuveen Premium Income Municipal Fund 2	721,500

		905,960

TOTAL CLOSED-END FUNDS (Cost $835,119)		905,960

EXCHANGE TRADED FUNDS-1.4%
58,000	iShares® Cohen & Steers Realty Majors Index Fund	3,558,880
1,000	iShares® Dow Jones US Financial Sector Index Fund	44,130
45,000	iShares® MSCI Canada Index Fund	1,147,050
20,000	iShares® MSCI Chile Investable Market Index Fund	1,062,600
27,900	iShares® MSCI New Zealand Investable Market Index Fund	808,542
30,000	iShares® MSCI Russia Capped Index Fund	565,800
193,000	iShares® MSCI Singapore Index Fund	2,123,000
19,000	iShares® MSCI South Korea Index Fund	884,830
27,000	iShares® MSCI Turkey Index Fund	1,284,660
10,000	iShares® S&P National Municipal Bond Fund	1,066,500
65,000	iShares® Silver Trust Index Fund*	1,880,450
20,000	Market Vectors Agribusiness ETF	864,600

		15,291,042

TOTAL EXCHANGE TRADED FUNDS (Cost $16,485,829)		15,291,042

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
8,000	General Electric Capital Corp., 6.000%	204,560

	Utilities-0.0%(a)
5,000	AT&T, Inc., 6.375%	133,550

TOTAL PREFERRED STOCKS

(Cost $329,056)		338,110

CORPORATE BONDS-3.8%
	Basic Materials-0.6%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,251,870
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,798,921

		7,050,791

	Consumer, Cyclical-0.3%
785,000	McDonald’s Corp., 5.700%, 2/1/39	994,469
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,300,934

		3,295,403

	Consumer, Non-cyclical-0.3%
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,309,036

	Financial-1.4%
3,000,000	Countrywide Financial Corp., 5.800%, 6/7/12	3,008,754
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,300,940
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	4,607,315
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,045,695

		14,962,704

	Industrial-0.3%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,341,851
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,545,481

		2,887,332

	Technology-0.9%
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,863,975
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,430,184

		9,294,159

TOTAL CORPORATE BONDS

(Cost $37,920,107)		40,799,425

U.S. GOVERNMENT AGENCIES-1.3%
	GNMA - Mortgage Backed Securities-1.3%
2,127,460	4.000%, 7/15/25, Pool #745185	2,271,270
1,651,169	4.500%, 1/15/40, Pool #723606	1,797,754
9,758,694	4.000%, 12/20/40, Pool #4882	10,462,257

		14,531,281

TOTAL U.S. GOVERNMENT AGENCIES (Cost $13,804,792)		14,531,281

U.S. TREASURY BONDS & NOTES-40.7%
	U.S. Treasury Bonds-7.5%
35,000,000	3.125%, 5/15/21	38,910,200
38,000,000	3.500%, 2/15/39	42,381,856

		81,292,056

	U.S. Treasury Inflation Indexed Notes-3.9%
9,788,275	2.500%, 7/15/16	11,241,227
12,401,370	1.625%, 1/15/18	13,880,816
15,673,006	1.375%, 1/15/20	17,457,033

		42,579,076

	U.S. Treasury Notes-29.3%
54,300,000	3.875%, 2/15/13	56,991,651
45,000,000	1.125%, 6/15/13	45,653,850
20,000,000	2.625%, 12/31/14	21,370,320
20,000,000	2.000%, 1/31/16	21,042,180
48,000,000	4.625%, 2/15/17	56,996,256
15,400,000	3.500%, 2/15/18	17,507,875
90,000,000	2.750%, 2/15/19	97,959,420

		317,521,552

TOTAL U.S. TREASURY BONDS & NOTES (Cost $405,710,369)		441,392,684

FOREIGN BONDS-4.1%
	Australia Government-1.0%
AUD 10,000,000	5.250%, 3/15/19	10,401,885

	Canada Government-1.0%
CAD 5,000,000	3.750%, 6/1/19	5,407,768
CAD 5,000,000	3.500%, 6/1/20	5,318,399

		10,726,167

	International Bank for Reconstruction & Development-0.4%
TRY 8,000,000	10.250%, 8/24/12	4,448,127

	Netherlands Government-0.4%
EUR 3,000,000	4.000%, 7/15/19	4,576,988

	Norway Government-0.4%
NOK 21,000,000	4.500%, 5/22/19	4,140,922

	Sweden Government-0.9%
SEK 52,000,000	5.000%, 12/1/20	9,671,992

TOTAL FOREIGN BONDS

(Cost $41,455,731)		43,966,081

MUNICIPAL BONDS-3.1%
	California-0.1%
$1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B,
	4.750%, 6/1/31	1,028,900

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds,
	5.000%, 12/1/26	1,076,510

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D,
	5.000%, 6/1/38	1,080,780

	Georgia-0.3%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B,
	4.500%, 1/1/29	3,225,990

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building),
	5.500%, 2/1/28	551,790
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds,
	5.000%, 1/1/37	1,047,360

		1,599,150

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A,
	5.125%, 2/1/29	1,091,960

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C,
	5.250%, 8/1/22	1,157,500

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site),
	5.000%, 5/1/32	1,036,330

	Ohio-1.2%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B,
	6.150%, 12/1/33	4,992,973
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement),
	5.000%, 12/1/33	1,156,617
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement),
	5.000%, 12/1/26	542,000
1,000,000	Ohio State University General Recipients Revenue Bonds,
	4.910%, 6/1/40	1,127,450
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A,
	5.000%, 12/1/28	1,091,530
500,000	Springboro Community City School District General Obligation Unlimited Bonds,
	5.250%, 12/1/23	595,850
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A,
	5.375%, 9/1/28	1,112,180
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B,
	5.000%, 2/1/22	2,145,820

		12,764,420

	Texas-0.9%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/37	1,067,780
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/1/37	1,060,250
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/38	532,825
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds,
	5.000%, 10/1/35	5,839,851
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/15/34	1,072,450

		9,573,156

TOTAL MUNICIPAL BONDS
(Cost $31,690,154)		33,634,696

TOTAL INVESTMENT SECURITIES-96.2%
(Cost $978,296,361)		1,042,619,824
OTHER ASSETS IN EXCESS OF LIABILITIES-3.8%		41,226,403

NET ASSETS-100.0%		$1,083,846,227

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets

AUD - Australian Dollar

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

GNMA - Government National Mortgage Association

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

TRY - Turkish Lira

Foreign Bonds Securities Allocation
% of net assets
Asia - Pacific	1.0%
Europe	1.7%
Europe - Euro	0.4%
North America	1.0%

4.1%

See Notes to Quarterly Schedules of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (unaudited)

Shares		Value
COMMON STOCKS-94.2%
	Basic Materials-14.1%
249,495	Boise, Inc.	$1,289,889
97,135	Buckeye Technologies, Inc.	2,341,925
15,380	Fuwei Films Holdings Co., Ltd.*	35,066
590	Great Northern Iron Ore Properties	61,537
90,170	Innophos Holdings, Inc.	3,595,078
34,075	Innospec, Inc.*	824,956
16,021	Material Sciences Corp.*	103,656
19,640	Materion Corp.*	445,435
4,325	Mercer International, Inc.*	29,410
5,194	Neenah Paper, Inc.	73,651
226,015	PolyOne Corp.	2,420,621
18,025	Quaker Chemical Corp.	467,208
12,720	Rock-Tenn Co., Class A	619,209
2,937	Southwall Technologies, Inc.*	28,313
2,695	Universal Stainless & Alloy*	68,507

		12,404,461

	Consumer, Cyclical-11.5%
7,120	Carrols Restaurant Group, Inc.*	63,368
3,728	Casual Male Retail Group, Inc.*	14,017
43,720	The Cato Corp., Class A	986,323
24,695	Cumulus Media, Inc., Class A*	70,134
3,878	Destination Maternity Corp.	49,910
45,240	Domino’s Pizza, Inc.*	1,232,790
7,065	Dorman Products, Inc.*	233,710
1,775	Flexsteel Industries, Inc.	26,590
9,550	Friedman Industries, Inc.	83,467
29,100	Jakks Pacific, Inc.	551,445
7,335	PC Connection, Inc.*	58,533
93,910	Polaris Industries, Inc.	4,692,683
9,805	Rocky Brands, Inc.*	97,364
253,875	Sinclair Broadcast Group, Inc., Class A	1,820,284
2,410	Susser Holdings Corp.*	48,031
12,720	Town Sports International Holdings, Inc.*	92,347

		10,120,996

	Consumer, Non-cyclical-8.9%
26,358	Astex Pharmaceuticals*	50,607
83,405	Bridgepoint Education, Inc.*	1,454,583
8,490	Carriage Services, Inc.	50,091
2,607	Coffee Holding Co., Inc	19,553
2,484	Collectors Universe, Inc.	36,639
64,435	Cott Corp.*	438,802
32,290	Darling International, Inc.*	406,531
14,680	Dusa Pharmaceuticals, Inc.*	54,316
68,250	Elizabeth Arden, Inc.*	1,941,030
34,190	Helen of Troy, Ltd.*	858,853
12,700	Hi-Tech Pharmacal Co., Inc.*	426,720
54,035	LifePoint Hospitals, Inc.*	1,979,843
20,135	Metropolitan Health Networks, Inc.*	91,413
13,640	Sciclone Pharmaceuticals, Inc.*	51,968

		7,860,949

	Energy-9.4%
3,570	Adams Resources & Energy, Inc.	72,293
56,410	Gulfport Energy Corp.*	1,363,994
7,601	Mitcham Industries, Inc.*	85,131
95,355	Pioneer Southwest Energy Partners LP	2,304,730
1,580	REX American Resources Corp.*	26,670
125,895	Star Gas Partners LP	616,885
28,130	Sunoco Logistics Partners LP	2,489,224
9,500	TGC Industries, Inc.*	41,800
50,875	W&T Offshore, Inc.	700,040
266,302	Warren Resources, Inc.*	639,125

		8,339,892

	Financial-14.7%
252,120	Advance America Cash Advance Centers, Inc.	1,855,603
117,945	American Financial Group, Inc.	3,664,551
1,175	Arlington Asset Investment Corp., Class A	28,259
23,179	Capital Trust, Inc., Class A, REIT*	51,689
25,250	Crawford & Co., Class B	135,340
4,160	Enterprise Financial Services Corp.	56,535
8,345	ePlus, Inc.*	205,871
49,570	EZCORP, Inc., Class A*	1,414,728
35,980	FBL Financial Group, Inc., Class A	957,788
6,110	MainSource Financial Group, Inc.	53,279
25,090	Nelnet, Inc., Class A	471,190
5,335	Nicholas Financial, Inc.	52,123
124,485	Rent-A-Center, Inc.	3,417,113
15,618	Southside Bancshares, Inc.	281,280
7,100	West Bancorporation, Inc.	60,208
5,480	World Acceptance Corp.*	306,606

		13,012,163

	Industrial-7.3%
12,182	A.T. Cross Co., Class A*	137,413
37,015	Alamo Group, Inc.	769,542
3,240	CAI International, Inc.*	37,973
5,575	Chase Corp.	59,931
9,826	Coleman Cable, Inc.*	83,128
14,865	Littelfuse, Inc.	597,722
4,380	Miller Industries, Inc.	75,993
5,035	Park-Ohio Holdings Corp.*	60,470
3,775	Sparton Corp.*	23,707
2,845	Standex International Corp.	88,565
115,417	Sturm Ruger & Co., Inc	2,998,534
98,520	Trimas Corp.*	1,463,022
6,264	UFP Technologies, Inc.*	90,264

		6,486,264

	Technology-13.6%
213,350	Amkor Technology, Inc.*	930,206
234,168	CGI Group, Inc., Class A*	4,404,700
3,300	Communications Systems, Inc.	42,900
11,980	Datalink Corp.*	81,464
4,975	DDi Corp.	36,019
70,525	Deluxe Corp.	1,311,765
6,145	Formula Systems 1985, Ltd., Sponsored ADR	73,617
7,410	Intersections, Inc.	95,218
55,160	Majesco Entertainment Co.*	110,320
46,082	Measurement Specialties, Inc.*	1,196,289
10,605	Nova Measuring Instruments, Ltd.*	56,949
14,340	RTI Biologics, Inc.*	47,179
2,360	Tessco Technologies, Inc.	31,364

69,935	Triumph Group, Inc.	3,408,632
14,590	USA Mobility, Inc.	192,588

		12,019,210

	Utilities-14.7%
3,175	Chesapeake Utilities Corp.	127,349
70,060	Cleco Corp.	2,391,848
4,649	Connecticut Water Service, Inc.	116,318
83,145	El Paso Electric Co.	2,668,123
12,140	HickoryTech Corp.	116,787
25,050	The Laclede Group, Inc.	970,688
53,835	NorthWestern Corp.	1,719,490
3,260	Otter Tail Corp.	59,658
65,030	PNM Resources, Inc.	1,068,443
64,635	Portland General Electric Co.	1,531,203
28,500	UIL Holdings Corp.	938,505
485,200	Vonage Holdings Corp.*	1,261,520

		12,969,932

TOTAL COMMON STOCKS (Cost $76,615,789)		83,213,867

TOTAL INVESTMENT SECURITIES-94.2% (Cost $76,615,789)		83,213,867
OTHER ASSETS IN EXCESS OF LIABILITIES-5.8%		5,078,617

NET ASSETS-100.0%		$88,292,484

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedules of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (unaudited)

Shares		Value
COMMON STOCKS-96.5%
	Basic Materials-9.1%
4,000	Domtar Corp.	$272,680
2,500	FMC Corp.	172,900
15,000	PolyOne Corp.	160,650
12,000	Silver Wheaton Corp.	353,400

		959,630

	Consumer, Cyclical-12.0%
4,000	Alaska Air Group, Inc.*	225,160
3,000	Bristow Group, Inc.	127,290
4,000	Darden Restaurants, Inc.	171,000
7,000	Dollar Tree, Inc.*	525,770
15,000	RR Donnelley & Sons Co.	211,800

		1,261,020

	Consumer, Non-cyclical-17.9%
10,000	Bridgepoint Education, Inc.*	174,400
4,500	International Flavors & Fragrances, Inc.	252,990
10,000	LifePoint Hospitals, Inc.*	366,400
8,000	Ruddick Corp.	311,920
125	Seaboard Corp.	225,249
7,000	Tupperware Brands Corp.	376,180
10,000	Tyson Foods, Inc., Class A	173,600

		1,880,739

	Energy-9.5%
4,000	Cimarex Energy Co.	222,800
8,000	HollyFrontier Corp.	209,760
3,000	Newfield Exploration Co.*	119,070
9,000	Tesoro Corp.*	175,230
10,000	W&T Offshore, Inc.	137,600
4,000	World Fuel Services Corp.	130,600

		995,060

	Financial-13.8%
8,500	American Financial Group, Inc.	264,095
12,500	Brookfield Office Properties, Inc.	172,125
4,000	Home Properties, Inc., REIT	227,040
11,000	Nelnet, Inc., Class A	206,580
13,000	Rent-A-Center, Inc.	356,850
3,500	RLI Corp.	222,530

		1,449,220

	Industrial-8.7%
3,000	AGCO Corp.*	103,710
7,500	Jarden Corp.	211,950
2,000	Joy Global, Inc.	124,760
6,500	Timken Co.	213,330
8,000	TRW Automotive Holdings Corp.*	261,840

		915,590

	Technology-11.5%
33,425	Amkor Technology, Inc.*	145,733
7,500	Arrow Electronics, Inc.*	208,350

15,000	AVX Corp.	178,050
13,500	Deluxe Corp.	251,100
14,000	Fairchild Semiconductor International, Inc.*	151,200
3,000	Lexmark International, Inc., Class A*	81,090
4,000	Triumph Group, Inc.	194,960

		1,210,483

	Utilities-14.1%
15,050	CMS Energy Corp.	297,840
4,825	DTE Energy Co.	236,521
3,500	Energen Corp.	143,115
8,000	NorthWestern Corp.	255,520
10,000	Portland General Electric Co.	236,900
7,000	Southwest Gas Corp.	253,190
25,000	Vonage Holdings Corp.*	65,000

		1,488,086

TOTAL COMMON STOCKS (Cost $10,015,515)		10,159,828

EXCHANGE TRADED FUNDS-1.7%
3,000	iShares® Cohen & Steers Realty Majors Index Fund	184,080

TOTAL EXCHANGE TRADED FUNDS (Cost $210,406)		184,080

TOTAL INVESTMENT SECURITIES-98.2% (Cost $10,225,921)		10,343,908
OTHER ASSETS IN EXCESS OF LIABILITIES-1.8%		184,760

NET ASSETS-100.0%		$10,528,668

*	Non-income producing security.

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedules of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (unaudited)

Shares		Value
COMMON STOCKS-100.3%
	Basic Materials-10.1%
29,250	Fuwei Films Holdings Co., Ltd.*	$66,690
1,020	Great Northern Iron Ore Properties	106,386
31,057	Material Sciences Corp.*	200,939
8,870	Mercer International, Inc.*	60,316
10,145	Neenah Paper, Inc.	143,856
2,696	Southwall Technologies, Inc.*	25,989
5,160	Universal Stainless & Alloy*	131,167

		735,343

	Consumer, Cyclical-16.3%
13,800	Carrols Restaurant Group, Inc.*	122,820
6,969	Casual Male Retail Group, Inc.*	26,203
49,940	Cumulus Media, Inc., Class A*	141,830
7,728	Destination Maternity Corp.	99,459
3,545	Flexsteel Industries, Inc.	53,104
18,350	Friedman Industries, Inc.	160,379
14,995	PC Connection, Inc.*	119,660
19,273	Rocky Brands, Inc.*	191,381
4,802	Susser Holdings Corp.*	95,704
24,660	Town Sports International Holdings, Inc.*	179,032

		1,189,572

	Consumer, Non-cyclical-9.5%
51,279	Astex Pharmaceuticals*	98,456
17,481	Carriage Services, Inc.	103,138
5,087	Coffee Holding Co. Inc	38,152
4,629	Collectors Universe, Inc.	68,278
28,460	Dusa Pharmaceuticals, Inc.*	105,302
40,615	Metropolitan Health Networks, Inc.*	184,392
26,440	Sciclone Pharmaceuticals, Inc.*	100,736

		698,454

	Energy-7.5%
6,960	Adams Resources & Energy, Inc.	140,940
14,801	Mitcham Industries, Inc.*	165,771
3,160	REX American Resources Corp.*	53,341
18,420	TGC Industries, Inc.*	81,048
43,655	Warren Resources, Inc.*	104,772

		545,872

	Financial-17.3%
2,620	Arlington Asset Investment Corp., Class A	63,011
44,940	Capital Trust, Inc., Class A, REIT*	100,216
47,116	Crawford & Co., Class B	252,542
8,060	Enterprise Financial Services Corp.	109,535
16,870	ePlus, Inc.*	416,183

12,620	MainSource Financial Group, Inc.	110,046
10,122	Nicholas Financial, Inc.	98,892
13,580	West Bancorporation, Inc.	115,159

		1,265,584

	Industrial-18.1%
23,206	A.T. Cross Co., Class A*	261,764
6,138	CAI International, Inc.*	71,937
19,430	Coleman Cable, Inc.*	164,378
8,485	Miller Industries, Inc.	147,215
9,760	Park-Ohio Holdings Corp.*	117,218
7,425	Sparton Corp.*	46,629
5,625	Standex International Corp.	175,106
6,250	Sturm Ruger & Co., Inc	162,375
12,284	UFP Technologies, Inc.*	177,012

		1,323,634

	Technology-15.3%
6,400	Communications Systems, Inc.	83,200
23,220	Datalink Corp.*	157,896
10,060	DDi Corp.	72,835
12,155	Formula Systems 1985, Ltd., Sponsored ADR	145,617
14,320	Intersections, Inc.	184,012
106,940	Majesco Entertainment Co.*	213,880
20,230	Nova Measuring Instruments, Ltd.*	108,635
27,800	RTI Biologics, Inc.*	91,462
4,580	Tessco Technologies, Inc.	60,868

		1,118,405

	Utilities-6.2%
9,010	Connecticut Water Service, Inc.	225,430
23,540	HickoryTech Corp.	226,455

		451,885

TOTAL COMMON STOCKS (Cost $8,331,917)		7,328,749

TOTAL INVESTMENT SECURITIES-100.3% (Cost $8,331,917)		7,328,749
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.3)%		(24,485)

NET ASSETS-100.0%		$7,304,264

*	Non-income producing security.

ADR - American Depositary Receipt

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedules of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (unaudited)

Shares		Value
COMMON STOCKS-97.3%
	Basic Materials-10.6%
8,845	Buckeye Technologies, Inc.	$213,253
4,175	Freeport-McMoRan Copper & Gold, Inc.	127,129
4,505	Innophos Holdings, Inc.	179,614
14,925	PolyOne Corp.	159,847

		679,843

	Consumer, Cyclical-17.3%
800	AutoZone, Inc.*	255,352
3,475	Dollar Tree, Inc.*	261,007
6,980	Moody’s Corp.	212,541
21,495	Sinclair Broadcast Group, Inc., Class A	154,119
4,730	Viacom, Inc., Class A	228,743

		1,111,762

	Consumer, Non-cyclical-16.9%
3,720	Corn Products International, Inc.	145,973
11,255	Darling International, Inc.*	141,700
4,415	Eli Lilly & Co.	163,223
4,455	Helen of Troy, Ltd.*	111,910
8,665	Pfizer, Inc.	153,197
4,195	UnitedHealth Group, Inc.	193,473
2,665	WellPoint, Inc.	173,971

		1,083,447

	Energy-11.5%
630	Apache Corp.	50,551
2,875	Chevron Corp.	265,995
8,960	HollyFrontier Corp.	234,931
3,460	Tesoro Corp.*	67,366
9,005	W&T Offshore, Inc.	123,909

		742,752

	Financial-11.5%
29,790	Advance America Cash Advance Centers, Inc.	219,254
2,175	Brookfield Office Properties, Inc.	29,950
6,010	Capital One Financial Corp.	238,176
2,360	CBL & Associates Properties, Inc., REIT	26,810
3,645	EZCORP, Inc., Class A*	104,028
2,555	PNC Financial Services Group, Inc.	123,126

		741,344

	Industrial-8.2%
2,910	Ampco-Pittsburgh Corp.	59,510
1,260	Caterpillar, Inc.	93,038
1,300	Cummins, Inc.	106,158
2,630	Littelfuse, Inc.	105,752
1,460	Sturm Ruger & Co. Inc.	37,931
980	Timken Co.	32,164
2,795	TRW Automotive Holdings Corp.*	91,480

		526,033

	Technology-10.7%
12,470	Deluxe Corp.	231,942
2,425	Electronics for Imaging, Inc.*	32,665

31,035	Integrated Silicon Solution, Inc.*	242,383
1,035	Lockheed Martin Corp.	75,183
2,620	Newport Corp.*	28,322
4,710	Symantec Corp.*	76,773

		687,268

	Utilities-10.6%
4,955	BCE, Inc.	185,614
6,730	Exelon Corp.	286,766
7,635	Portland General Electric Co.	180,873
10,345	Vonage Holdings Corp.*	26,897

		680,150

TOTAL COMMON STOCKS (Cost $7,274,950)		6,252,599

TOTAL INVESTMENT SECURITIES-97.3% (Cost $7,274,950)		6,252,599
OTHER ASSETS IN EXCESS OF LIABILITIES-2.7%		171,066

NET ASSETS-100.0%		$6,423,665

*	Non-income producing security.

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedules of Investments.

James Advantage Funds	Notes to Quarterly Schedules of Investments
September 30, 2011 (Unaudited)

GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value.

Notes to Quarterly Schedules of Investments	James Advantage Funds
September 30, 2011 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	-

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Quarterly Schedules of Investments
September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$451,760,545	$–	$–	$451,760,545
Closed-End Funds	905,960	–	–	905,960
Exchange Traded Funds	15,291,042	–	–	15,291,042
Preferred Stocks	338,110	–	–	338,110
Corporate Bonds	–	45,247,552	–	45,247,552
U.S. Government Agencies	–	14,531,281	–	14,531,281
U.S. Treasury Bonds & Notes	441,392,684	–	–	441,392,684
Foreign Bonds	–	39,517,954	–	39,517,954
Municipal Bonds	–	33,634,696	–	33,634,696
Total	$909,688,341	$132,931,483	$–	$1,042,619,824

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$83,213,867	$–	$–	$83,213,867
Total	$83,213,867	$–	$–	$83,213,867

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,159,828	$–	$–	$10,159,828
Exchange Traded Funds	184,080	–	–	184,080
Total	$10,343,908	$–	$–	$10,343,908

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,328,749	$–	$–	$7,328,749
Total	$7,328,749	$–	$–	$7,328,749

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,252,599	$–	$–	$6,252,599
Total	$6,252,599	$–	$–	$6,252,599

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Notes to Quarterly Schedules of Investments	James Advantage Funds
September 30, 2011 (Unaudited)

The following is a reconciliation of the other financial instruments in which significant unobservable inputs (Level 3) were used in determining fair value:

James Long-Short Fund

Securities Sold Short	Balance as of June 30, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation) (a)	Net purchases/ (sales) (a)	Transfer in and/or (out) of Level 3	Balance as of September 30, 2011	Net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 other financial instruments still held at September 30, 2011
Common Stock	$(62,456)	$–	$3,630	$58,826	$–	$–	$3,630
Total	$(62,456)	$–	$3,630	$58,826	$–	$–	$3,630

(a)	Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on securities sold short in the Statement of Operations, if applicable.

For the three months ended September 30, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the three months ended September 30, 2011, the Funds, other than James Long-Short Fund, did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2011 the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund actively sells short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

James Advantage Funds	Notes to Quarterly Schedules of Investments
September 30, 2011

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Tax Information

The following information is computed on a tax basis for each item as of September 30, 2011:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$978,336,400	$115,757,439	$(51,474,015)	$64,283,424
James Small Cap Fund	76,085,859	13,412,881	(6,284,873)	7,128,008
James Mid Cap Fund	10,224,773	1,361,612	(1,242,477)	119,135
James Micro Cap Fund	8,330,416	397,539	(1,399,206)	(1,001,667)
James Long-Short Fund	7,540,330	95,313	(1,383,044)	(1,287,731)

SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued. Based on this evaluation, no adjustments were required to the schedules of investments as of September 30, 2011.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)

Date:	November 22, 2011

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 22, 2011